Supplemental Cash Flow Information (Details) - Schedule of cash and cash equivalents - CAD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cash And Cash Equivalents Abstract
Cash		$ 1,669,257	$ 1,368,559	$ 687,967
Short-term investments	[1]	8,535	81,034	130,411
Cash and cash equivalents		$ 1,677,792	$ 1,449,593	$ 818,378	$ 1,027,222

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.